Schedule of deferred tax assets and liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Allowance for expected credit losses	$ 319,380	$ 376,883
Depreciation and amortization	(8,554)	13,832
Unrealized foreign currency transaction gains	(336,021)	(323,498)
Total deferred tax (liabilities) assets, net	$ 25,195	$ 67,217